Debt (Details Narrative) - USD ($)														3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 25, 2020	Aug. 10, 2020	Aug. 07, 2020	Jul. 02, 2020	Jul. 01, 2020	Jun. 18, 2020	Jun. 04, 2020	Apr. 29, 2020	Dec. 31, 2018	Dec. 31, 2018	Dec. 21, 2018	Dec. 20, 2018	Nov. 09, 2018	Nov. 30, 2020	Aug. 31, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019	Oct. 13, 2020	Jun. 22, 2020	May 12, 2020	May 04, 2020
Debt instrument, default interest rate				10.00%
Repayment of debt				$ 152,500
Number of common stock issued							10,738										250,000
Number of common stock shares issued															$ 25,000		$ 216,625		$ 87,700
Common stock price per share														$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Interest expenses														$ 244,660		$ 6,675	$ 398,788	$ 13,350	$ 32,472	$ 23,268
Principal amount of convertible securities							$ 100,000								$ 100,000					$ 500,000
Number of conversion of shares													520,000
Accredited Investor [Member]
Number of common stock issued						6,875
Number of common stock shares issued						$ 62,150
Securities Purchase Agreement [Member]
Debt instrument, default interest rate		12.00%
Principal amount of debt instrument		$ 333,333
Number of common stock issued		4,167
Series A-1 Exchange Convertible Note [Member]
Number of conversion of shares									24,206
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate			12.00%											12.00%			12.00%
Debt maturity date			Aug. 07, 2021
Principal amount of debt instrument			$ 333,333
Repayment of debt			333,333
Original issue discount			$ 33,333
Number of common stock issued			4,167														4,167
Net proceeds from issuance of debt			$ 280,500
Origination fees			19,500
Number of common stock shares issued																	$ 30,166
Common stock price per share														$ 7.24			$ 7.24
FirstFire Global Oppurtunities Fund, LLC [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member] | Paid the Purchase Price In Exchange Of Amortization of Notes [Member]
Repayment of debt			$ 300,000
Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of convertible securities																	$ 1,500,000
Debt forgiveness income																	$ 300,000		$ 300,000
10% Fixed Convertible Promissory Note [Member]
Debt instrument, default interest rate				10.00%
Principal amount of debt instrument				$ 152,500
Repayment of debt				201,300
Interest repaid				15,200
Prepaid penalties				33,600
Debt interest expenses				73,980
Debt principal				48,800
Interest and prepayment penalties				$ 25,180
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member]
Debt instrument, default interest rate					10.00%			10.00%
Debt maturity date								Oct. 29, 2020
Principal amount of debt instrument					$ 152,000			$ 152,000																$ 152,500
Repayment of debt								152,500
Original issue discount								$ 2,500
Remaining unpaid principal amount percentage								135.00%
Number of common stock issued					1,250
Number of common stock shares issued					$ 9,900
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Two Tranches [Member]
Debt description								1,250 shares of common stock within three trading days of the Effective Date; and In the event the average of the three-volume weighted average prices for the Company's common stock during the three consecutive trading days immediately preceding the date which is the 180th day following the Effective Date is less than $1.00 per share, then Harbor Gates will be entitled, and the Company will issue to Harbor Gates additional shares of common stock as set forth in the Harbor Gates Note.
Number of common stock issued								1,250
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Guaranteed [Member]
Debt instrument, default interest rate								20.00%
10% Fixed Convertible Promissory Note [Member] | Harbor Gates Capital, LLC [Member] | Mandatory Default Amount [Member]
Debt instrument, default interest rate														35.00%			35.00%		35.00%
Self-Amortization Promissory Notes [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt maturity date						Jun. 18, 2021
Repayment of debt						$ 550,000
Number of common stock issued						6,875											6,875
Net proceeds from issuance of debt						$ 467,650
Origination fees						24,350
Number of common stock shares issued																	$ 62,150
Common stock price per share														$ 9.04			$ 9.04
Repaid principal and interest amount						$ 198,375
Self-Amortization Promissory Notes [Member] | Delaware Corporation [Member] | November 23, 2020 SPA [Member] | Accredited Investor [Member]
Debt instrument, default interest rate	12.00%
Debt maturity date	Nov. 23, 2021
Principal amount of debt instrument	$ 750,000
Repayment of debt	750,000
Original issue discount	75,000
Number of common stock issued						17,054
Net proceeds from issuance of debt	441,375
Origination fees	35,250
Partial repayment of principal and interest						$ 198,375
Debt interest						90,000
Self-Amortization Promissory Notes [Member] | Delaware Corporation [Member] | November 23, 2020 SPA [Member] | Accredited Investor [Member] | Stock Warrants [Member]
Original issue discount	$ 157,438
Number of common stock issued	375,000
Amortization payments term	The Company is required to make ten monthly amortization payments to the Holder of $84,000 commencing on February 23, 2021 through November 23,2021.
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member]
Original issue discount						$ 144,500
Interest expenses																	$ 90,474
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Accredited Investor [Member]
Debt instrument, default interest rate						12.00%
Debt maturity date						Jun. 18, 2021
Principal amount of debt instrument						$ 550,000
Repayment of debt						550,000
Original issue discount						$ 55,000
Debt description						The Holder paid the purchase price of $495,000 in exchange for the Amortization Note. In addition, pursuant to the terms of the SPA, the Company agreed to issue 55,000 shares of the Company's common stock to the Holder as additional consideration.
Number of common stock issued						55,000
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Holders [Member]
Debt instrument, default interest rate			125.00%			125.00%
Equity method investment, ownership percentage			4.99%			4.99%
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Holders [Member] | Minimum [Member]
Debt instrument, default interest rate			15.00%			15.00%
Self-Amortization Note [Member] | Delaware Corporation [Member] | Securities Purchase Agreement [Member] | Lenders [Member]
Interest expenses																	38,487
Kaplan Promissory Note [Member]
Principal amount of debt instrument																							$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Debt instrument, default interest rate																							3.00%
Principal amount of debt instrument														$ 25,272			$ 25,272		$ 64,728		$ 25,272	$ 90,000	$ 90,000
Equity method investment, ownership percentage														10.00%			10.00%					10.00%	5.00%
Debt instrument, effective interest percentage																							10.00%
Series A 1 Exchange Convertible Note [Member]
Number of conversion of shares										193,648
Series A 1 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Debt instrument, default interest rate												2.67%
Principal amount of convertible securities											$ 500,000	$ 500,000
Description of payment terms											The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by the Holder in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to the Holder's account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.	The Company was permitted to pay the interest in cash or at its sole discretion, in shares of its common stock or a combination of cash and common stock. However, the Company could only pay the interest in shares of its common stock if (i) all the equity conditions specified in the note ("Equity Conditions") had been met (unless waived by Maxim in writing) during the 20 trading days immediately prior to the interest payment date ("Interest Notice Period"), (ii) the Company had provided proper notice pursuant to the terms of the note and (iii) the Company had delivered to Maxims' account certain number of shares of its common stock to be applied against such interest payment prior to (but no more than five trading days before) the Interest Notice Period.
Conversion price												$ 15.44
Description of restrictive conversion terms											The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in the Holder beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from the Holder to the Company, that percentage could increase to 9.99%.	The Company was not permitted to convert any portion of the Series A-1 Note if doing so results in Maxim beneficially owning more than 4.99% of the outstanding common stock of the Company after giving effect to such conversion, provided that on 61 days' prior written notice from Maxim to the Company, that percentage could increase to 9.99%.
Series A 2 Exchange Convertible Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of convertible securities											$ 1,000,000	$ 1,000,000
Conversion price												$ 1.93
Description of conversion terms											Automatically adjusted to the lower of (i) the conversion price then in effect and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.	Automatically adjusted to the lower of (i) the conversion price then in effect, and (ii) the greater of the arithmetic average of the VWAP of the Company's common stock in the five trading days prior to the notice of conversion and $0.50.
Promissory Note [Member] | Securities Exchange Agreement [Member] | Series A-1 Exchange Convertible Note [Member]
Principal amount of debt instrument														$ 1,800,000			$ 1,800,000		$ 1,800,000
Maxim Note [Member]
Debt instrument, default interest rate						10.00%
Debt description						The Parties agreed to the following: (i) Maxim's resale of the Company's common stock (the "Common Stock") underling the Maxim Note shall be limited to 10% of the daily volume of the Common Stock on each respective trading day, (ii) the maturity date of the Maxim Note was extended to December 31, 2020, (iii) the principal amount of the Maxim Note was increased by $100,000, and (iv) the reference to "$1.93" in Section 4(b) of the Maxim Note was replaced with "$9.20".
Debt interest expenses																	38,069
Debt principal																	1,000,000
Interest and prepayment penalties																	$ 75,894